COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 27, 2016	Nov. 01, 2013
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 835
Operating Leases, Rent Expense	5,930	$ 6,236	$ 5,282
Purchase Obligation	$ 12,687
Claim relating to Termination Of Employment					$ 600
Lease Agreement Expiration Period	2024
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	100.00%
Increased Rate Of Royalties Payable As Percentage On Sales	1.00%
Subsequent Event [Member]
Accrued Royalties				$ 999
Royalty Agreement Terms [Member]
Contractual Obligation	$ 45,563	39,559
Accumulated Royalties	$ 4,723	$ 3,423
Product Manufacturing in Israel [Member] | Minimum [Member]
rate Of Royalties Payable As Percentage On Sales	1.30%
Product Manufacturing in Israel [Member] | Maximum [Member]
rate Of Royalties Payable As Percentage On Sales	5.00%
Product Manufacturing, Outside of Israel [Member]
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	300.00%
Lease Agreements [Member]
Approximate Amount of Lien by Lessor	$ 1,500